OPERATING EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING EXPENSES BY NATURE
Schedule of operating expenses by nature

	Year ended
	December 31
	2021	2020
Compensation and benefits	$5,007	$4,504
Corporate administration	1,084	969
Listing and filing fees	455	242
Professional fees	1,059	736
Amortization	149	147
Operating expenses before share-based compensation	7,754	6,598
Share-based compensation	1,694	1,688
Total operating expenses	$9,448	$8,286